 SUPPLEMENT DATED DECEMBER 17, 2010 TO YOUR PROSPECTUS DATED NOVEMBER 15, 2010

EFFECTIVE JANUARY 1, 2011, UNDER THE "ANNUAL FUND OPERATING EXPENSES" TABLE OF YOUR PROSPECTUS, THE FUND EXPENSE INFORMATION FOR HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IA AND HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND -- CLASS IA IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                   DISTRIBUTION
                                                      AND/OR                             ACQUIRED
                                                      SERVICE                            FUND FEES
                                  MANAGEMENT          (12B-1)            OTHER              AND
UNDERLYING FUND                       FEE              FEES            EXPENSES          EXPENSES
-----------------------------------------------------------------------------------------------------
Hartford Growth Opportunities
 HLS Fund -- Class IA                 0.61%              N/A              0.06%              N/A
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA                                   0.45%              N/A              0.05%              N/A

                                                      CONTRACTUAL          MASTER
                                     TOTAL            FEE WAIVER         FUND TOTAL
                                    ANNUAL              AND/OR             ANNUAL           NET TOTAL
                                   OPERATING            EXPENSE           OPERATING         OPERATING
UNDERLYING FUND                    EXPENSES          REIMBURSEMENT        EXPENSES          EXPENSES
-----------------------------  --------------------------------------------------------------------------
Hartford Growth Opportunities
 HLS Fund -- Class IA                 0.67%                N/A                N/A              0.67%
Hartford U.S. Government
 Securities HLS Fund -- Class
 IA                                   0.50%                N/A                N/A              0.50%

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8060